Group statement of comprehensive income (Parenthetical) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Of Comprehensive Income [Abstract]
Currency translation charge	[1]	$ 310	$ (35)	$ (503)

[1]	Refer to note 1(d).